Organization and principal activities (Details Textual) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017 CNY (¥)
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	100.00%
Acorn Information Technology (Shanghai) Co., Ltd. (“Acorn Information”) [Member]
Organization And Principal Activities [Line Items]
Approximate Interest Free Loans Provided By Subsidiary Of Entity To Shareholders Of Its Variable Interest Entities | ¥				¥ 118.0
Approximate Additional Interest Free Loans Provided By Subsidiary Of Entity To Shareholders Of Its Variable Interest Entities | $	$ 18.2
Beijing HJX Technology Development Co., Ltd. ("Beijing HJX") and Shanghai HJX Electronic Technology Co., Ltd. ("HJX Electronic") Entity Shareholder [Member]
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	100.00%
Shanghai HJX Digital Technology Co., Ltd. (“Shanghai HJX”) [Member]
Organization And Principal Activities [Line Items]
Approximate Interest Free Loans Provided By Subsidiary Of Entity To Shareholders Of Its Variable Interest Entities	$ 8.7			¥ 53.0
Variable Interest Entity, Primary Beneficiary [Member]
Organization And Principal Activities [Line Items]
Percentage Of Net Revenue	35.30%	74.30%	80.50%
Percentage Of Assets	4.20%	3.00%		4.20%
Percentage Of Liabilities	8.30%	6.00%		8.30%